CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 21,313	$ 19,493
Grower advance receivables, allowances for credit losses	34,004	29,304
Other receivables, allowances for credit losses	14,804	15,248
Inventories, allowances	4,325	4,178
Property, plant and equipment, accumulated depreciation	573,635	498,895
Other intangible assets, accumulated amortization	$ 131,007	$ 118,956
Common stock par value (in USD per share)	$ 0.01
Common stock, shares authorized (in shares)	300,000
Common stock, shares outstanding (in shares)	95,163	95,041